ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC - Purchase price allocation (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Fair value of Software Product Earn Out Shares	$ 10,963,000
Fair value of Earn Out Shares	31,347,000
ATLASCLEAR, INC
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Purchase Price	44,400,000
Fair value of Software Product Earn Out Shares	10,963,000
Fair value of Earn Out Shares	31,347,000
Purchase price allocated to Contribution Agreement	86,710,000
Total Developed Technology acquired	18,163,044
Transaction cost	68,546,956
ATLASCLEAR, INC | SURFACExchange
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired	381,461
ATLASCLEAR, INC | Bond Quantum
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired	32,284
ATLASCLEAR, INC | Atlas
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired	7,749,299
ATLASCLEAR, INC | Rubicon
ACQUISITION OF THE ASSETS OF ATLASCLEAR, INC
Total Developed Technology acquired	$ 10,000,000